Document and Entity Information	Feb. 23, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001418135
Document Type	8-K
Document Period End Date	Feb. 23, 2026
Entity Registrant Name	Keurig Dr Pepper Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-33829
Entity Tax Identification Number	98-0517725
Entity Address, Address Line One	53 South Avenue
Entity Address, City or Town	Burlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803
City Area Code	877
Local Phone Number	208-9991
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	KDP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false